Note 1. The Company: Fair Value Measurements: Fair Value, Assets Measured on June 30, 2015 and December 31, 2014 (Tables)	6 Months Ended
Jun. 30, 2015
Tables/Schedules
Fair Value, Assets Measured on June 30, 2015 and December 31, 2014

Fair Value Measurements at June 30, 2015
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2014
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-